Average Annual Total Returns - Investor A, Institutional - iShares MSCI EAFE International Index Fund	Apr. 30, 2021
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Investor A Shares
Average Annual Return:
1 Year	7.68%
5 Years	7.31%
10 Years	5.10%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.40%
5 Years	6.78%
10 Years	4.55%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.01%
5 Years	5.81%
10 Years	4.01%
Institutional Shares
Average Annual Return:
1 Year	8.03%
5 Years	7.59%
10 Years	5.39%